Financial Assets and Liabilities - Additional Information (Details) - USD ($)			6 Months Ended
	Nov. 30, 2021	Nov. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jan. 31, 2019	Jun. 29, 2018	Mar. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			$ 1,956,000			$ 1,724,000
Interest-bearing deposits at call held as security			400,000			500,000
Security deposit						252,000
Borrowings			$ 91,745,000			94,245,000
Issuance warrants exercised period			7 years
Current liabilities			$ 57,954,000			94,273,000
Financial assets			105,200,000			145,527,000
Financial liabilities			143,547,000			139,252,000
Warrants fair value at issue date		$ 8,081,000	6,100,000
Gain (loss) on remeasurement of warrant liability			2,200,000
Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets			0			0
Financial liabilities			0			0
Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets			0			0
Financial liabilities			$ 0			$ 0
Unlisted Equity Securities | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value			100.00%			100.00%
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 52,864,000
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 103,176,000			$ 52,631,000
Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase American Depositary Shares			1,769,669
Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value					100.00%	100.00%
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount	$ 90,000,000.0
Percentage of premium for volume-weighted average price		15.00%
Issuance warrants exercised period		7 years
Date of warrants legally issued		Jan. 11, 2022
Minimum unrestricted cash balance			$ 35,000,000.0
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase American Depositary Shares		1,769,669
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Par value per share		$ 7.26
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	60,000,000.0	$ 60,000,000.0
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			$ 900,000	$ (100,000)
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount													$ 75,000,000.0
Borrowings, interest rate							9.70%	9.95%	10.20%	10.45%			9.45%
Hercules Capital, Inc. | Terms of Loan Agreement | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate			9.70%
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 0			$ 50,000,000.0
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings													$ 35,000,000.0
Hercules Capital, Inc. | Extinguishing Loan with Hercules | Terms of Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			(1,300,000)
Hercules Capital, Inc. | Adjustment of Carrying Amount of Financial Liability | Terms of Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			400,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			$ 100,000	$ 4,100,000
Description of repayment of borrowings			If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Current liabilities			$ 400,000
Loan administration fee payable, current			$ 400,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount												$ 40,000,000.0
Borrowings, interest rate												15.00%
Borrowings, maturity			July 2026
Borrowings, interest rate basis			There is a four-year interest only period, until July 2022 or when sales start, if later, with the principal repayable in equal quarterly instalments over the remaining period of the loan subject to the payment cap described below. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings												$ 30,000,000.0
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount	$ 90,000,000.0
Borrowings, interest rate	9.75%
Percentage of principal amount payable over two year	40.00%
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 60,000,000.0
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Tranche Two
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 30,000,000.0
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Quarterly Payments
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate	8.00%
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Unpaid Interest
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate	1.75%
Potential Ordinary Share Transactions | Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings											$ 15,000,000.0
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period			60 days
Top of Range | Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, maturity	November 2026